SCUDDER
                                                                     INVESTMENTS


Scudder European Equity Fund

Classes A, B and C

Supplement to the Prospectus dated February 28, 2003, as supplemented from time to time.

--------------------------------------------------------------------------------

The following information replaces the text on pages 4 to 7 of the prospectus.

The Fund's Main Investment Strategy

The fund seeks capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics based in the developed countries of Europe, including the countries that make up the MSCI Europe Index. The fund may also invest in companies that during the last fiscal year derived at least half of their revenues from goods or services produced, sold or performed in Europe. The fund may invest a portion of its assets in companies based in the emerging markets of Eastern and Central Europe (for example, Bulgaria, Croatia, Estonia and Lithuania) and the Mediterranean region (for example, Greece, Egypt, Morocco and Tunisia). An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization. Although the fund intends to diversify its investments across different countries, the fund may invest a significant portion of its assets in a single country. The fund may invest in companies of any market capitalization.

The portfolio managers employ a strategy of growth at a reasonable price -- combining what they believe to be the best of "value" and "growth" investment approaches. This core philosophy involves attempting to identify both undervalued stocks and catalysts that will function to realize the inherent value of these companies. They seek to identify companies that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their peers.

Company research lies at the heart of the fund's investing process. The fund's process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of the fund's investment process. The portfolio managers utilize a team approach to investing and believe strongly in fundamental analysis as a starting point to valuing a company. The portfolio managers' analysis of trends and possible breaks with traditional patterns allows for the identification of investments which may be undervalued because changes in legislation, technological developments, industry rationalization or other structural shifts have created potential opportunities which the market has not yet discovered. Emphasis is placed on visiting companies and conducting in-depth research of industries and regions. This involves identifying investment trends or major social developments that are likely to have a significant positive impact on certain technologies, products and services.

In choosing stocks and other equity securities, the portfolio management team considers a number of factors, including:

o  stock price relative to the company's rate of earnings growth;

o  valuation relative to other European companies and market averages;

o  valuation relative to global peers; and

o  merger and acquisition trends.

In implementing this strategy, the fund may experience a high portfolio turnover rate. The fund's portfolio management team has a sell discipline which maintains upside and downside target prices, which are adjusted to keep pace with changes in company, industry and market circumstances.

The fund may invest in various instruments commonly known as "derivatives" to increase or decrease its exposure to an asset class, securities market, index or currency. The fund will primarily use futures, options, options on futures, forward currency transactions and swaps. The portfolio managers may use derivatives in circumstances when the portfolio managers believe the derivatives offer an economical means of gaining exposure to a particular asset class, securities market, index or currency. The fund may also invest in derivatives to gain exposure to the market while, at the same time, maintaining a high degree of liquidity in order to meet shareholder redemptions or other needs. Use of some derivatives may have the effect of leveraging the fund's exposure to a particular asset class or other investment, which heightens risk but may also allow for enhanced returns. In implementing this strategy, the fund may experience a high portfolio turnover rate.

--------------------------------------------------------------------------------

Futures, options and options on futures contracts are used as a low-cost method for gaining exposure to a particular securities market or index without investing directly in those securities.Forward currency transactions are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time.

Forward currency transactions may be used in an attempt to hedge against losses, or, where possible, to add to investment returns.

A swap is a transaction where one security or characteristic of a security is swapped for another.Portfolio Turnover.

The portfolio turnover rate measures the frequency that the fund sells and replaces the securities it holds within a given period. Recently, the fund has had a high portfolio turnover rate. High turnover can increase the fund's transaction costs, thereby lowering its returns. It may also increase your tax liability if you do not hold the fund in a tax-advantaged account such as an IRA.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the European markets. When European stock prices fall, you should expect the value of your investment to fall as well. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments. To the extent that the fund invests in smaller-sized companies, it will be more susceptible to these risks as smaller-sized companies have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. Emerging markets tend to be more volatile than developed markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency.

Regional Focus Risk. Focusing on a single country or region involves increased currency, political, regulatory and other risks. To the extent the fund concentrates its investments in a particular region, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o derivatives could produce disproportionate losses (see "Secondary Risks" for more information)

--------------------------------------------------------------------------------

This fund is designed for investors with long-term goals who can tolerate capitalfluctuation in pursuit of capital appreciation.

The following replaces the "Secondary risks" section on page 13 of the prospectus.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the fund so long as the fund has a small asset base. The fund may not experience a similar impact on its performance as its assets grow because it is unlikely the fund will be able to obtain proportionately larger IPO allocations.



               Please Retain This Supplement for Future Reference

July 17, 2003

                                                                         SCUDDER
                                                                     INVESTMENTS


Scudder European Equity Fund

Investment Class

Supplement to the Prospectus dated February 28, 2003, as supplemented from time to time.

--------------------------------------------------------------------------------

The following information replaces the text on pages 4 to 7 of the prospectus.

The Fund's Main Investment Strategy

The fund seeks capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics based in the developed countries of Europe, including the countries that make up the MSCI Europe Index. The fund may also invest in companies that during the last fiscal year derived at least half of their revenues from goods or services produced, sold or performed in Europe. The fund may invest a portion of its assets in companies based in the emerging markets of Eastern and Central Europe (for example, Bulgaria, Croatia, Estonia and Lithuania) and the Mediterranean region (for example, Greece, Egypt, Morocco and Tunisia). An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization. Although the fund intends to diversify its investments across different countries, the fund may invest a significant portion of its assets in a single country. The fund may invest in companies of any market capitalization.

The portfolio managers employ a strategy of growth at a reasonable price -- combining what they believe to be the best of "value" and "growth" investment approaches. This core philosophy involves attempting to identify both undervalued stocks and catalysts that will function to realize the inherent value of these companies. They seek to identify companies that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their peers.

Company research lies at the heart of the fund's investing process. The fund's process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of the fund's investment process. The portfolio managers utilize a team approach to investing and believe strongly in fundamental analysis as a starting point to valuing a company. The portfolio managers' analysis of trends and possible breaks with traditional patterns allows for the identification of investments which may be undervalued because changes in legislation, technological developments, industry rationalization or other structural shifts have created potential opportunities which the market has not yet discovered. Emphasis is placed on visiting companies and conducting in-depth research of industries and regions. This involves identifying investment trends or major social developments that are likely to have a significant positive impact on certain technologies, products and services.

In choosing stocks and other equity securities, the portfolio management team considers a number of factors, including:

o  stock price relative to the company's rate of earnings growth;

o  valuation relative to other European companies and market averages;

o  valuation relative to global peers; and

o merger and acquisition trends.

In implementing this strategy, the fund may experience a high portfolio turnover rate. The fund's portfolio management team has a sell discipline which maintains upside and downside target prices, which are adjusted to keep pace with changes in company, industry and market circumstances.

The fund may invest in various instruments commonly known as "derivatives" to increase or decrease its exposure to an asset class, securities market, index or currency. The fund will primarily use futures, options, options on futures, forward currency transactions and swaps. The portfolio managers may use derivatives in circumstances when the portfolio managers believe the derivatives offer an economical means of gaining exposure to a particular asset class, securities market, index or currency. The fund may also invest in derivatives to gain exposure to the market while, at the same time, maintaining a high degree of liquidity in order to meet shareholder redemptions or other needs. Use of some derivatives may have the effect of leveraging the fund's exposure to a particular asset class or other investment, which heightens risk but may also allow for enhanced returns. In implementing this strategy, the fund may experience a high portfolio turnover rate.

--------------------------------------------------------------------------------

Futures, options and options on futures contracts are used as a low-cost method for gaining exposure to a particular securities market or index without investing directly in those securities.

Forward currency transactions are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions may be used in an attempt to hedge against losses, or, where possible, to add to investment returns.

A swap is a transaction where one security or characteristic of a security is swapped for another.Portfolio Turnover.

The portfolio turnover rate measures the frequency that the fund sells and replaces the securities it holds within a given period. Recently, the fund has had a high portfolio turnover rate. High turnover can increase the fund's transaction costs, thereby lowering its returns. It may also increase your tax liability if you do not hold the fund in a tax-advantaged account such as an IRA.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the European markets. When European stock prices fall, you should expect the value of your investment to fall as well. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments. To the extent that the fund invests in smaller-sized companies, it will be more susceptible to these risks as smaller-sized companies have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. Emerging markets tend to be more volatile than developed markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency.

Regional Focus Risk. Focusing on a single country or region involves increased currency, political, regulatory and other risks. To the extent the fund concentrates its investments in a particular region, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o derivatives could produce disproportionate losses (see "Secondary Risks" for more information)

--------------------------------------------------------------------------------
This fund is designed for investors with long-term goals who can tolerate capital fluctuation in pursuit of capital appreciation.

The following replaces the last sentence of Derivatives Risk under the "Secondary risks" section.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the fund so long as the fund has a small asset base. The fund may not experience a similar impact on its performance as its assets grow because it is unlikely the fund will be able to obtain proportionately larger IPO allocations.


               Please Retain This Supplement for Future Reference

July 17, 2003

                                                                         SCUDDER
                                                                     INVESTMENTS


Scudder European Equity Fund

Institutional Class

Supplement to the Prospectus dated February 28, 2003, as supplemented from time to time.

--------------------------------------------------------------------------------

The following information replaces the text on pages 4 to 7 of the prospectus.

The Fund's Main Investment Strategy

The fund seeks capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics based in the developed countries of Europe, including the countries that make up the MSCI Europe Index. The fund may also invest in companies that during the last fiscal year derived at least half of their revenues from goods or services produced, sold or performed in Europe. The fund may invest a portion of its assets in companies based in the emerging markets of Eastern and Central Europe (for example, Bulgaria, Croatia, Estonia and Lithuania) and the Mediterranean region (for example, Greece, Egypt, Morocco and Tunisia). An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization. Although the fund intends to diversify its investments across different countries, the fund may invest a significant portion of its assets in a single country. The fund may invest in companies of any market capitalization.

The portfolio managers employ a strategy of growth at a reasonable price -- combining what they believe to be the best of "value" and "growth" investment approaches. This core philosophy involves attempting to identify both undervalued stocks and catalysts that will function to realize the inherent value of these companies. They seek to identify companies that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their peers.

Company research lies at the heart of the fund's investing process. The fund's process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of the fund's investment process. The portfolio managers utilize a team approach to investing and believe strongly in fundamental analysis as a starting point to valuing a company. The portfolio managers' analysis of trends and possible breaks with traditional patterns allows for the identification of investments which may be undervalued because changes in legislation, technological developments, industry rationalization or other structural shifts have created potential opportunities which the market has not yet discovered. Emphasis is placed on visiting companies and conducting in-depth research of industries and regions. This involves identifying investment trends or major social developments that are likely to have a significant positive impact on certain technologies, products and services.

In choosing stocks and other equity securities, the portfolio management team considers a number of factors, including:

o  stock price relative to the company's rate of earnings growth;

o  valuation relative to other European companies and market averages;

o  valuation relative to global peers; and

o merger and acquisition trends.

In implementing this strategy, the fund may experience a high portfolio turnover rate. The fund's portfolio management team has a sell discipline which maintains upside and downside target prices, which are adjusted to keep pace with changes in company, industry and market circumstances.

The fund may invest in various instruments commonly known as "derivatives" to increase or decrease its exposure to an asset class, securities market, index or currency. The fund will primarily use futures, options, options on futures, forward currency transactions and swaps. The portfolio managers may use derivatives in circumstances when the portfolio managers believe the derivatives offer an economical means of gaining exposure to a particular asset class, securities market, index or currency. The fund may also invest in derivatives to gain exposure to the market while, at the same time, maintaining a high degree of liquidity in order to meet shareholder redemptions or other needs. Use of some derivatives may have the effect of leveraging the fund's exposure to a particular asset class or other investment, which heightens risk but may also allow for enhanced returns. In implementing this strategy, the fund may experience a high portfolio turnover rate.


--------------------------------------------------------------------------------

Futures, options and options on futures contracts are used as a low-cost method for gaining exposure to a particular securities market or index without investing directly in those securities.

Forward currency transactions are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions may be used in an attempt to hedge against losses, or, where possible, to add to investment returns.

A swap is a transaction where one security or characteristic of a security is swapped for another.

Portfolio Turnover. The portfolio turnover rate measures the frequency that the fund sells and replaces the securities it holds within a given period. Recently, the fund has had a high portfolio turnover rate. High turnover can increase the fund's transaction costs, thereby lowering its returns. It may also increase your tax liability if you do not hold the fund in a tax-advantaged account such as an IRA.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the European markets. When European stock prices fall, you should expect the value of your investment to fall as well. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments. To the extent that the fund invests in smaller-sized companies, it will be more susceptible to these risks as smaller-sized companies have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. Emerging markets tend to be more volatile than developed markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency.

Regional Focus Risk. Focusing on a single country or region involves increased currency, political, regulatory and other risks. To the extent the fund concentrates its investments in a particular region, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o derivatives could produce disproportionate losses (see "Secondary Risks" for more information)

--------------------------------------------------------------------------------

This fund is designed for investors with long-term goals who can tolerate capitalfluctuation in pursuit of capital appreciation.

The following replaces the "Secondary risks" section on page 12 of the prospectus.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the fund so long as the fund has a small asset base. The fund may not experience a similar impact on its performance as its assets grow because it is unlikely the fund will be able to obtain proportionately larger IPO allocations.




               Please Retain This Supplement for Future Reference

July 17, 2003

                                                      [Scudder Investments Logo]


Supplement to the Statement of Additional Information dated February 28, 2003, as amended through April 14, 2003, and as supplemented from time to time, of Scudder European Equity Fund

--------------------------------------------------------------------------------

The following replaces the first paragraph of the "Currency Management" sub-section of the "Investment Objectives, Policies and Restrictions" section.


General. In connection with the Fund's investments denominated in foreign currencies, the subadvisor may choose to utilize a variety of currency management strategies. The subadvisor may use currency hedging techniques in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Other currency management strategies allow the subadvisor to hedge portfolio securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the US dollar. There is no overall limitation on the amount of assets that the Fund may commit to currency management strategies. In doing so, the subadvisor will consider such factors as the outlook for currency relationships; current and anticipated interest rates; levels of inflation within various countries; prospects for relative economic growth; and government policies influencing currency exchange rates and business conditions. Although the subadvisor may attempt to manage currency exchange rate risks, there is no assurance that the subadvisor will do so, or do so at an appropriate time or that the subadvisor will be able to predict exchange rates accurately.

The following is inserted as the second paragraph of the "Currency Management" sub-section of the "Investment Objectives, Policies and Restrictions" section.

Currency Management Strategy Risks. The use of currency management strategies for non-hedging purposes may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The use of currency management strategies for non-hedging purposes may be considered speculative.





               Please Retain This Supplement for Future Reference


July 17, 2003